The company - Collaboration and license agreements concluded with Sanofi for the development of "NK Cell engages" in oncology (Details) € in Millions, $ in Millions				1 Months Ended			6 Months Ended
	Dec. 19, 2022 EUR (€)	Sep. 09, 2022 EUR (€)	Jan. 05, 2021 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 31, 2021 USD ($)	Jan. 31, 2016 USD ($) Agreements	Jun. 30, 2022 EUR (€)
Agreements with Sanofi for NK Cell engages
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of agreement with Sanofi | Agreements						2
Maximum amount receivable from counter party upon achievement of certain milestones | $						$ 400.0
Milestone payment received		€ 3.0	$ 7.0		$ 3.0		€ 3.0
Agreements with Genzyme for NK Cell engages
Disclosure of disaggregation of revenue from contracts with customers [line items]
Maximum amount receivable from counter party upon achievement of certain milestones	€ 1,350.0
Milestone payment received				€ 25.0